United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount			Value
		U.S. TREASURY—18.5%
		U.S. Treasury Bonds—6.6%
$600,000		2.250%, 8/15/2046	$505,848
2,750,000		2.500%, 2/15/2045 - 5/15/2046	2,457,940
1,250,000		2.750%, 8/15/2042	1,188,298
1,525,000		2.875%, 8/15/2045	1,474,105
500,000		3.000%, 11/15/2045	495,316
3,750,000		4.375%, 5/15/2040	4,652,602
1,150,000		4.750%, 2/15/2037	1,503,737
1,250,000		6.000%, 2/15/2026	1,626,611
		TOTAL	13,904,457
		U.S. Treasury Notes—11.9%
1,000,000		0.750%, 7/31/2018	994,814
2,500,000		1.125%, 7/31/2021	2,419,084
5,500,000		1.375%, 2/29/2020 - 9/30/2020	5,449,932
1,500,000		1.500%, 8/15/2026	1,383,766
3,250,000		1.625%, 7/31/2020 - 5/15/2026	3,184,748
9,250,000		2.000%, 8/31/2021 - 11/15/2026	9,108,422
2,500,000		2.250%, 11/15/2024	2,490,818
		TOTAL	25,031,584
		TOTAL U.S. TREASURY (IDENTIFIED COST $38,446,735)	38,936,041
		ASSET-BACKED SECURITIES—5.9%
		Auto Receivables—3.5%
1,570,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,583,194
2,260,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	2,286,215
2,650,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,687,399
734,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	742,257
		TOTAL	7,299,065
		Other—1.4%
739,543	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	743,416
1,307,574	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,307,463
880,000	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	879,257
		TOTAL	2,930,136
		Single Family Rental Securities—1.0%
2,200,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.650%, 6/17/2031	2,209,539
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,329,009)	12,438,740
		GOVERNMENT AGENCIES—6.9%
		Federal Home Loan Mortgage Corporation—5.8%
5,000,000		0.875%, 3/7/2018	4,987,062
7,000,000		2.375%, 1/13/2022	7,146,777
		TOTAL	12,133,839
		Federal National Mortgage Association—1.1%
2,500,000		2.125%, 4/24/2026	2,387,897
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,461,985)	14,521,736

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—40.0%
		Federal Home Loan Mortgage Corporation—19.5%
$5,000,000		2.500%, 12/1/2031	$5,014,844
6,059,686		3.000%, 8/1/2043 - 5/1/2045	6,043,795
7,163,193		3.500%, 4/1/2042 - 9/1/2043	7,377,249
4,240,107		4.000%, 12/1/2041 - 1/1/2042	4,479,607
6,912,119		4.500%, 4/1/2024 - 4/1/2041	7,474,193
3,828,374		5.000%, 7/1/2019 - 7/1/2040	4,224,676
2,947,699		5.500%, 4/1/2021 - 11/1/2037	3,315,097
190,738		6.000%, 4/1/2036	215,096
2,420,448		7.000%, 9/1/2030 - 4/1/2032	2,839,968
133,404		8.000%, 2/1/2031	158,593
		TOTAL	41,143,118
		Federal National Mortgage Association—18.6%
4,083,330		3.000%, 2/1/2045	4,068,337
10,481,315		3.500%, 4/1/2026 - 8/1/2043	10,845,933
10,036,651		4.000%, 2/1/2041 - 4/1/2042	10,636,863
5,495,334		4.500%, 12/1/2019 - 12/1/2041	5,904,318
1,063,956		5.000%, 12/1/2023 - 7/1/2034	1,174,562
2,343,314		5.500%, 9/1/2034 - 4/1/2036	2,648,086
2,680,697		6.000%, 2/1/2033 - 11/1/2037	3,074,706
224,494		7.000%, 1/1/2031 - 3/1/2032	263,522
473,324		7.500%, 7/1/2028 - 2/1/2030	554,099
61,101		8.000%, 2/1/2030 - 1/1/2031	73,312
		TOTAL	39,243,738
		Government National Mortgage Association—1.9%
1,715,893		3.000%, 7/20/2045	1,743,639
1,868,133		3.500%, 12/15/2040	1,953,293
11,843		5.500%, 5/20/2018	12,123
3,248		6.000%, 5/15/2024	3,559
67,864		7.000%, 1/15/2028 - 10/15/2028	78,973
42,913		7.500%, 7/15/2029 - 1/15/2031	50,943
1,403		8.000%, 6/15/2017	1,414
12,121		8.500%, 2/15/2030	14,143
4,446		11.000%, 6/15/2019 - 10/15/2019	4,825
		TOTAL	3,862,912
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $80,255,998)	84,249,768
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.1%
		Federal Home Loan Mortgage Corporation—0.2%
468,756		REMIC 3331 FC, 0.968%, 6/15/2037	469,327
		Non-Agency Mortgage-Backed Securities—3.9%
217,238		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	171,510
2,564,221	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,500,859
614,822	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	621,011
1,450,538	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,466,505
368,857		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	368,374
889,089	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	894,420
2,100,876	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,115,929
		TOTAL	8,138,608
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,774,879)	8,607,935

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—24.5%
		Agency Commercial Mortgage-Backed Securities—22.5%
$2,288,501		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	$2,317,501
1,500,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	1,573,486
1,625,284		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	1,625,852
2,415,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	2,465,598
3,527,450		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	3,603,890
2,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	2,241,760
2,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	2,384,150
2,961,962		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,999,570
5,441,978		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,530,460
3,285,906		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	3,339,119
1,433,526		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,466,274
138,107		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	138,112
7,213,789		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	7,303,853
4,086,509		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	4,080,269
3,813,000	[1,2]	FREMF Mortgage Trust 2011-K701, 4.436%, 7/25/2048	3,884,614
2,380,000	[1,2]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	2,463,130
		TOTAL	47,417,638
		Non-Agency Commercial Mortgage-Backed Securities—2.0%
1,345,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 1.936%, 11/15/2033	1,347,511
2,825,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A2, 2.691%, 5/10/2049	2,881,726
		TOTAL	4,229,237
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,827,303)	51,646,875
		INVESTMENT COMPANY—2.7%
5,710,332	[3]	Federated Government Obligations Fund, Premier Shares, 0.31%[4] (AT NET ASSET VALUE)	5,710,332
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $211,806,241)[5]	216,111,427
		OTHER ASSETS AND LIABILITIES-NET— (2.6)%[6]	(5,451,684)
		TOTAL NET ASSETS—100%	$210,659,743
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $20,433,654, which represented 9.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2016, these liquid restricted securities amounted to $20,433,654, which represented 9.7% of total net assets.
3	Affiliated holding.

Affiliates	Balance of Shares Held 2/29/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2016	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	—	15,060,547	(9,350,215)	5,710,332	$5,710,332	$3,975
4	7-day net yield.
5	At November 30, 2016, the cost of investments for federal tax purposes was $211,807,622. The net unrealized appreciation of investments for federal tax purposes was $4,303,805. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,629,394 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,325,589.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.

Transactions involving the affiliated holding during the period ended November 30, 2016, were as follows:
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or deriviative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximtaely the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have utimate responsiblty for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determing fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municuipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$38,936,041	$—	$38,936,041
Asset-Backed Securities	—	12,438,740	—	12,438,740
Government Agencies	—	14,521,736	—	14,521,736
Mortgage-Backed Securities	—	84,249,768	—	84,249,768
Collateralized Mortgage Obligations	—	8,607,935	—	8,607,935
Commercial Mortgage-Backed Securities	—	51,646,875	—	51,646,875
Investment Companies	5,710,332	—	—	5,710,332
Total Securities	$5,710,332	$210,401,095	$—	$216,111,427
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017